GENERAL (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 09, 2014
Business Acquisition [Line Items]
Working capital, net	$ 0	$ (334)	$ 0
Property and equipment	0	1,239	0
Other intangible assets	0	2,098	0
Goodwill	0	(6,070)	0
Payables for acquisition of investments in subsidiaries	0	496	0
Fair values of assets acquired and liabilities, Net	$ 0	$ (8,531)	$ 0
Global Telematics [Member] | Subsidiary [Member]
Business Acquisition [Line Items]
Working capital, net				$ 334
Property and equipment				1,239
Other intangible assets				2,100
Goodwill				6,068
Deferred taxes				(714)
Payables for acquisition of investments in subsidiaries				(496)
Fair values of assets acquired and liabilities, Net				$ 8,531